As filed with the Securities and Exchange Commission
on November 12, 1998
------------------------------------------------------
-----------------------
Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 52

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 54

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
XXX	immediately upon filing pursuant to Paragraph (b) of Rule 485
	On November 12, 1998 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485
	On (date) pursuant to paragraph (a)(1) of Rule 485
	75 days after filing pursuant to paragraph (a)(2) of Rule 485 On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock

SMITH BARNEY INVESTMENT FUNDS INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

SMITH BARNEY INVESTMENT FUNDS INC.

FORM  N-1A CROSS REFERENCE SHEET

PURSUANT TO RULE 485(a) Under the Securities Act of
1933, as amended

Part A
Item No.					Prospectus Caption

1. Cover Page 				Cover Page

2. Synopsis 				Prospectus Summary

3. Condensed Financial Highlights	Financial
Highlights Information

4. General Description
of Registrant 			Cover Page;
						Prospectus Summary
						Investment
Objective and
						Management
Policies;
Additional
Information

5. Management of the Fund		Management of the
Fund and the Company;
						Distributor;
Additional
Information;
						Annual Report

6. Capital Stock and Other		Investment
Objective and
    Securities				Management
Policies;
Dividends,
Distributions and
Taxes; Additional
Information

7. Purchase of Securities
Being Offered			Valuation of
Shares;
Purchase of
Shares;
						Exchange
Privilege;
Redemption of
Shares;
						Minimum Account
Size;
Distributor;
Additional
Information

8. Redemption
or Purchase of Shares; 			Redemption of
Shares;
Exchange Privilege

9. Pending Legal Proceedings		Not Applicable

Part B
Item No. and Caption			Statement of
Additional Information Caption

10 Cover Page				Cover page

11. Table of Contents			Contents

12. General Information
 and History Distributor;		Additional
Information

13. Investment Objectives
and Policies 				Investment
Objectives
Management and
Policies

14. Management of the Fund		Management of the
Company; Distributor

15. Control Persons and 		Principal
Management of the Company
Holders of Securities

16. Investment Advisory
and Other Services			Management of the
Company;
						Distributor

17. Brokerage Allocation and 		Investment
Objective and
Other Services				Management
Policies; Distributor

18. Capital Stock and Other 		Investment
Objective and
Securities 					Management
Policies;
Purchase of
Shares;
						Redemption of
Shares;
Taxes

19. Purchase, Redemption and		Purchase of
Shares;
Pricing of  Securities Being		Redemption of
Shares
Offered					Valuation of
Shares;
Distributor;
Exchange Privilege

20. Tax Status				Taxes

21. Underwriters				see Prospectus
"Purchase of Shares"
22. Calculations of Performance 	Performance Data

23. Financial Statements		Financial
Statements

SMITH BARNEY INVESTMENT FUNDS
PART A



                                   PROSPECTUS




SMITH BARNEY

Government

Securities

Fund


                                                             Class Z
Shares Only

                                                               NOVEMBER
12, 1998


                                                   Prospectus begins on
page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

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Prospectus                                                     November
12, 1998
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      Smith Barney Government Securities Fund -- Class Z Shares
      388 Greenwich Street
      New York, New York 10013
      (800) 451-2010


      Smith Barney Government Securities Fund (the "Fund") has an investment objective of high current return through investments that are issued or guaranteed by the United States government, its agencies or instrumentalities
("U.S. government securities"). It may write covered call options and secured put options and purchase put options on U.S. government securities. For hedging purposes, the Fund may purchase and sell interest rate futures contracts and put and call options thereon.

      The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Investment Funds Inc. (the
"Company"). The Company is an open-end management investment company commonly referred to as a mutual fund.


      This Prospectus sets forth concisely certain information about the Fund and the Company, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this
Prospectus carefully and to retain it for future reference. Shares of other funds offered by the Company are described in separate Prospectuses that may be obtained by calling the Company at the telephone number set forth above or by contacting a Salomon Smith Barney Financial Consultant.

      The Class Z Shares described in this Prospectus are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of
Salomon Smith Barney Inc. ("Salomon Smith Barney") or any of its affiliates
("Qualified Plans").

      Additional information about the Fund and the Company is contained in a
Statement of Additional Information (the "SAI") dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Company at the telephone number or address set forth above or by contacting a Salomon Smith Barney Financial Consultant. The
SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

CFBDS, Inc.
Distributor


Mutual Management Corp.
Investment Adviser and Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY
IS A CRIMINAL OFFENSE.

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Table of Contents
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The Fund's Expenses
3
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Investment Objective and Management Policies
4
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Valuation of Shares
12
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Dividends, Distributions and Taxes
13
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Purchase, Exchange and Redemption of Shares
14
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Performance
15
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Management of the Company and the Fund
16
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Additional Information
17
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=======================================================================
=========
      No person has been authorized to give any information or to make any
representations in connection with this offering other than those contained in
this Prospectus and, if given or made, such other information or representations
must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the
distributor to sell or a solicitation of an offer to buy any of the securities
offered hereby in any jurisdiction to any person to whom it is unlawful to make
such an offer or solicitation in such jurisdiction.
=======================================================================
=========


2
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The Fund's Expenses
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      The following expense table lists the costs and expenses an investor will
incur either directly or indirectly as a shareholder of Class Z shares of the
Fund, based on the Fund's estimated operating expenses.

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Annual Fund Operating Expenses*
  (as a percentage of average net assets)
  Management fees
0.55%
  Other expenses
0.12
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TOTAL FUND OPERATING EXPENSES
0.67%
=======================================================================
=========

* Annual Fund Operating Expenses have been estimated based on expenses the Fund expects to incur during its fiscal year ending December 31. 1998.

      The nature of the services for which the Fund pays management fees is described under "Management of the Company and the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

      EXAMPLE

      The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase, Exchange and Redemption of Shares" and
"Management of the Company and the Fund."

Smith Barney Government Securities Fund                1 Year    3
Years     5 Years   10 Years
=======================================================================
========================
An investor would pay the following expenses
on a $1,000 investment in Class Z shares of the
Fund, assuming (1) 5.00% annual return and
(2) redemption at the end of each time period:           $7         $21
$37      $83
=======================================================================
=====================

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.




3
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Investment Objective and Management Policies
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      INVESTMENT OBJECTIVE


      The investment objective of the Fund is high current return. The Fund's investment objective may not be changed without the "vote of a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that the Fund will achieve its investment objective.

      The Fund seeks to achieve its investment objective by investing primarily in U.S. government securities. U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. These include bills, certificates of indebtedness, and notes and bonds issued by the
United States Treasury or by agencies or instrumentalities of the United States government. Some United States government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the United States Treasury;
others are supported by the right of the issuer to borrow from the United States
Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the United States government to purchase the agency's obligations; still others, such as those of the Student
Loan Marketing Association and the Federal Home Loan Mortgage
Corporation
("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments of the Fund will include Government
National Mortgage Association Certificates ("GNMA Certificates") which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the United States government. While the United States government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate. The Fund may write covered call options and secured put options and purchase put options on U.S. government securities. The Fund also purchases and sells interest rate futures contracts, and purchases and sells put and call options on futures contracts, as a means of hedging against changes in interest rates. The Fund may also invest in real estate investment trusts and purchase the securities of companies with less than three years of continuous operation.

      The Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S.
dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related
Securities"). The interest payable on these securities is denominated in U.S.
dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most


4
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Investment Objective and Management Policies (continued)
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other U.S. government securities in recognition of the foreign currency risk
component of Exchange Rate-Related Securities.

      The Fund may borrow money (up to 25% of its total assets) to increase its investments, thereby leveraging its portfolio and exaggerating the effect on net asset value of any increase or decrease in the market value of the Fund's securities. See "Leverage through Borrowing." The Fund may enter into repurchase agreements, reverse repurchase agreements and firm commitment agreements and
"short sales against the box" and may lend its portfolio securities. The total of the Fund's direct borrowing and borrowings in connection with entering into reverse repurchase agreements will not exceed 33 1/3% of the Fund's total assets. Except when in a temporary defensive investment position, the Fund intends to maintain at least 65% of its assets invested in U.S. government securities (including futures contracts and options thereon and options relating to U.S. government securities).

      The Fund's distributions may consist of interest income from U.S. government securities, premiums from expired put and call options written by the
Fund, net gains from closing purchase and sale transactions in options, futures contracts or related options, and net gains from sales of portfolio securities pursuant to options or otherwise. The investments of the Fund involve certain special risks set forth in the description of those techniques in this Prospectus and in the SAI.

      The value of securities in which the Fund invests (and therefore the
Fund's net asset value per share) generally will vary inversely with changes in interest rates and also will fluctuate in response to other factors.

      In making purchases of securities consistent with the above policies, the
Fund will be subject to the applicable restrictions referred to under "Investment Restrictions" in the SAI.

      ADDITIONAL INVESTMENTS

      Repurchase Agreements. The Fund may enter into repurchase agreement transactions on U.S. government securities with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the
Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The
Fund bears a risk of loss in the event



5
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Investment Objective and Management Policies (continued)
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that the other party to a repurchase agreement defaults on its obligations and
the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
Mutual Management Corp. ("MMC" or the "Adviser"), acting under the supervision of the Board of Directors, reviews on an ongoing basis the creditworthiness and the value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


      Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers (but not banks). The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than 33 1/3% of its total assets.

      Zero Coupon Securities. The Fund may also invest in zero coupon bonds. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).
Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

      Dollar Roll Transactions. The fund may enter into "dollar rolls," in which the Fund sells fixed income securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During this "roll" period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Since the Fund will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage.
However, since the proceeds will be invested

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Investment Objective and Management Policies (continued)
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only in U.S. Treasury obligations and since the Fund will enter into dollar roll
transactions only with dealers of sufficient creditworthiness in the judgement of the Fund's investment adviser, such transactions do not present the risks to the Fund that are associated with other types of leverage. Dollar roll transactions are considered borrowings by the Fund and will be subject to the
Fund's overall borrowing limitation.

      Firm Commitment Agreements and When-Issued Purchases. Firm commitment agreements and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The
Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Fund will not use such transactions for leveraging purposes, and accordingly will segregate U.S.
government securities, cash or cash equivalents in an amount sufficient to meet its purchase obligations under the agreement.


      Loans of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations provided: (a) the loan is secured continuously by collateral consisting of U.S. government securities, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned;
(c) the Fund will receive any interest or dividends paid on the loaned securities. The risks in lending portfolio securities, as with other extensions of secured credit, consists of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by MMC to be in good standing and will not be made unless, in the judgement of MMC, the consideration to be earned from such loans would justify the risk.

      Short Sales. The Fund may sell securities short "against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


      Options Activities. The Fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns the optioned securities, if the Fund maintains in a segregated account with the Company's custodian cash, cash equivalents or U.S.
government securities with a value sufficient to meet its obligations under the call, or if the Fund owns an offsetting call option. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call



7
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Investment Objective and Management Policies (continued)
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period (usually not more than nine months in the case of common stock or fifteen
months in the case of U.S. government securities) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund foregoes any gain from an increase in the market price of the underlying security over the exercise price. The Fund may purchase call options on securities. However, the Fund may only purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation.

      The Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. The Fund will not purchase puts on securities if more than 10% of its net assets would be invested in premiums on puts.

      The Fund may write puts on securities only if they are "secured."
A put is
"secured" if the Fund maintains cash, cash equivalents or U.S. government securities with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The aggregate value of the obligations underlying puts written by the
Fund will not exceed 50% of its net assets. The Fund also writes "straddles," which are combinations of secured puts and covered calls on the same underlying security.

      The Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call or put previously written by the Fund if the premium, plus commission costs, paid to purchase the call or put is less (or greater) than the premium, less commission costs, received on the sale of the call or put. A gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium. See "Dividends,
Distributions and Taxes."

      There can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, it is difficult to predict to what extent liquid markets will develop or continue. See below for a discussion of the purchase by the Fund of options on futures contracts. See the
Statement of Additional Information for further discussion of risks involved in options trading, and particular risks applicable to options trading on U.S.
government securities, including risks involved in options trading on GNMA
Certificates.

      Swap Agreements. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other


8
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Investment Objective and Management Policies (continued)
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types of swap agreements such as caps, collars, and floors. In a typical
interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed.
As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

      Interest Rate Futures Contracts. The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills.

      Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if the Fund holds long-term U.S. government securities and
MMC anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Fund's securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if MMC expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.



9
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Investment Objective and Management Policies (continued)
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      The Fund also may purchase and sell listed put and call options on futures
contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Fund will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts. See "Options
Activities" and "Dividends, Distributions and Taxes."

      The Fund may not purchase futures contracts or related options if, immediately thereafter, more than 30% of the Fund's total assets would be so invested. In purchasing and selling futures contracts and related options, the
Fund will comply with rules and interpretations of the Commodity
Futures Trading
Commission ("CFTC"), under which the Company is excluded from regulation as a
"commodity pool." CFTC regulations permit use of commodity futures and options for bona fide hedging purposes without limitation on the amount of assets committed to margin and option premiums.

      The Fund will not engage in transactions involving futures contracts or related options for speculation but only as a hedge against changes in the market values of debt securities held, or intended to be purchased, by the Fund and where the transactions are appropriate to reduction of the Fund's risks. The
Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold (or related put options purchased) to protect against a decline in the price of securities that the Fund owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it is committed to purchase.

      There is no assurance that the Fund will be able to close out its futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correlation) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and the Fund does not invest in long-term securities,

-----------------------------------------------------------------------
---------
Investment Objective and Management Policies (continued)
-----------------------------------------------------------------------
---------

the Fund would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the Fund's long-term securities but the long-term market advances, the Fund would lose part or all of the benefit of the advance due to offsetting losses in its futures positions.

      Foreign Currency Risks. The Fund has the ability to invest up to 5% of its net assets in U.S. government securities where the principal repayment amount may be increased or decreased due to fluctuations of foreign currency exchange rates.

      Leverage through Borrowing. The Fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities or to acquire securities to be placed in a segregated account with the custodian for various purposes (e.g. to secure puts written by the Fund). The Fund is required to maintain continuous asset coverage of 300%
with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than
300% due to market fluctuations or otherwise, even if it is disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

      American Depositary Receipts. The Fund may purchase foreign securities and
American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.


      Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Salomon Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

-----------------------------------------------------------------------
---------
Investment Objective and Management Policies (continued)
-----------------------------------------------------------------------
---------


      In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as widespread or as affecting trading markets.


      PORTFOLIO TRANSACTIONS AND TURNOVER


      MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Salomon Smith Barney) which, in its best judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.


      The Fund may experience high portfolio turnover as a result of its investment strategies. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. While the Fund does not intend to engage in short-term trading, it will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its respective objectives and policies.


      For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100%
portfolio turnover rate would occur, for example, if all included securities were replaced once during the year.


-----------------------------------------------------------------------
---------
Valuation of Shares
-----------------------------------------------------------------------
---------


      The net asset value of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the
NYSE is open, by dividing the value of the Fund's net assets attributable to
Class Z shares by the total number of Class Z shares outstanding. The per share net asset value of the Class Z shares may be higher than those of other Classes because of the lower expenses attributable to Class Z shares.


      Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. United
States over-the-counter securities are valued on the basis of the bid price at the close of business on each

-----------------------------------------------------------------------
---------
Valuation of Shares (continued)
-----------------------------------------------------------------------
---------

day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors.

      When the Fund writes a put or call option, it records the premium received as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

-----------------------------------------------------------------------
---------
Dividends, Distributions and Taxes
-----------------------------------------------------------------------
---------

      DIVIDENDS AND DISTRIBUTIONS


      The Fund's policy is to declare and pay monthly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before
December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. Unless a shareholder is eligible for qualified distributions, and has instructed that dividends and capital gain distributions be paid in cash and credited to their account, any dividend or capital gain distribution paid will automatically reinvest in additional shares of Class Z at net asset value, with no additional sales charge or CDSC.

      TAXES

      The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan. Please refer to the SAI for further discussion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider.

      The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the qualification of the Fund as a regulated investment company under subchapter M of the Internal Revenue Code (the "Code") will be determined without regard to the qualification of the other funds of the
Company. The Fund has qualified and intends to continue to qualify each year as a regulated investment company. In each taxable year that the Fund so qualifies and meets certain distribution requirements, the Fund will not be subject to
Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. The Fund expects to distribute all of such income and gains each year.

-----------------------------------------------------------------------
---------
Dividends, Distributions and Taxes (continued)
-----------------------------------------------------------------------
---------


      Provided that a Qualified Plan has not borrowed to finance its investment in the Fund, it will not be taxable on the receipt of dividends and distributions from the Fund.

      Dividends and interest received by the Fund from investing in foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund's foreign tax payments will reduce the amount of its dividends and distributions.

      The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

-----------------------------------------------------------------------
---------
Purchase, Exchange and Redemption of Shares
-----------------------------------------------------------------------
---------

      Purchase of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Salomon Smith Barney (the
"trade date"). Payment is due to Salomon Smith Barney on the third business day
(the "settlement date") after the trade date. Investors who make payment prior to the settlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

      Purchase orders received by the Fund or Salomon Smith Barney prior to the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. See "Valuation of Shares."

      Qualified Plans may redeem their shares on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next deter-

-----------------------------------------------------------------------
---------
Purchase, Exchange and Redemption of Shares (continued)
-----------------------------------------------------------------------
---------

mined. Shareholders acquiring Class Z shares through a Qualified Plan should consult the terms of their respective plans for redemption provisions.

      Holders of Class Z shares should consult their Qualified Plans for information about available exchange options.

-----------------------------------------------------------------------
---------
Performance
-----------------------------------------------------------------------
---------


      YIELD


      From time to time, the Fund advertises the 30 day "yield" of its Class Z shares. The Fund's yield refers to the income generated by an investment in those shares over the 30 day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.


      TOTAL RETURN


      From time to time, the Fund may include its total return, average annual total return and current dividend return for Class Z shares in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for its Class Z shares by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return may vary from time to time depending on market conditions, the composition of the investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing Class Z shares' current return to yields published for other investment companies and other invest-

-----------------------------------------------------------------------
---------
Performance (continued)
-----------------------------------------------------------------------
---------

ment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, or other industry publications.

-----------------------------------------------------------------------
---------
Management of the Company and the Fund
-----------------------------------------------------------------------
---------

      BOARD OF DIRECTORS

      Overall responsibility for management and supervision of the Company rests with the Company's Board of Directors. The Directors approve all significant agreements between the Company and the companies that furnish services to the
Company and the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The SAI contains background information regarding each Director and executive officer of the Company.

      INVESTMENT ADVISER -- MMC


      The Adviser is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013, and serves as the Fund's investment adviser. The Adviser is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are
Citibank, Commercial Credit, Primerica Financial Services, Salomon
Smith Barney,
SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty. The Adviser has been in the investment counseling business (through its predecessors) since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of September 30, 1998 in excess of $108 billion.


      Subject to the supervision and direction of the Company's Board of
Directors, MMC manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays MMC a fee at the following annual rates of average daily net assets: 0.35% up to $2 billion, 0.30% of the next $2 billion,

-----------------------------------------------------------------------
---------
Management of the Company and the Fund (continued)
-----------------------------------------------------------------------
---------

0.25% of the next $2 billion, 0.20% of the next $2 billion and 0.15% of net assets thereafter. For the fiscal year ended December 31, 1997, MMC was paid investment advisory fees equal to 0.35% of the value of the Fund's average daily net assets.

      PORTFOLIO MANAGEMENT


      James E. Conroy, Managing Director of Salomon Smith Barney, has served as
Vice President and Investment Officer of the Fund since the Fund's commencement of operations (March 20, 1984) and manages the day-to-day operations of the
Fund, including making all investment decisions.

      Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended December 31, 1997 is included in the Fund's Annual Report dated December 31, 1997. A copy of the
Annual Report may be obtained upon request without charge from a Salomon Smith
Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


      ADMINISTRATOR -- MMC

      MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund pays
MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.


      On October 8, 1998, Travelers Group Inc. ("Travelers") and Citicorp consummated their merger, creating a new entity called Citigroup. By approving the merger, the Federal Reserve Board approved Travelers, as the surviving entity, becoming a bank holding company subject to regulation under the Bank
Holding Company Act of 1956, the requirements of the Glass-Steagall Act and certain other laws and regulations. MMC does not believe that its compliance with the applicable law will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.


      DISTRIBUTOR


      CFBDS, Inc. is located at 21 Milk Street, Boston, MA 02109-5408 and serves as the Fund's distributor.


-----------------------------------------------------------------------
---------
Additional Information
-----------------------------------------------------------------------
---------


      The Company was organized as a Maryland corporation pursuant to Articles of Incorporation dated September 29, 1981, as amended from time to time. The
Fund offers shares of common stock currently classified into five
Classes, A, B,
L, Y and Z, with a par value of $.001 per share. Each Class of shares has the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;

-----------------------------------------------------------------------
---------
Additional Information (continued)
-----------------------------------------------------------------------
---------

(b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

      PNC Bank, located at 17th and Chestnut Streets, Philadelphia PA
19103,
serves as custodian of the Company's investments.

      First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Company's transfer agent.

      The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Company's outstanding shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class.
Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.


      The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Salomon Smith Barney Financial
Consultants or First Data.

                                                            SALOMON
SMITH BARNEY
                                                                    ---
---------

                                              A Member of Citigroup
[LOGO]



Smith Barney

Government

Securities

Fund

                                                            388
Greenwich Street
                                                        New York, New
York 10013


                                                                   FD
0234 11/98



PART B


The Statement of Additional Information for Class A, Class B, Class L and Class Y shares of the Smith Barney Government Securities Fund is incorporated by reference to Part B of Post-Effective Amendment No.48 to the Fund's Registration Statement filed on April 30, 1998 (accession No. 91155-98-296).




PART C

Item 24. Financial Statements and Exhibits

a)	Financial Statements:

		Included in Part A:



		Included in Part B:


The Registrant's Semi-Annual Reports for series whose fiscal period ended June 30, 1998 are incorporated by reference to the Definitive 30b2-1 filed on September 25, 1998 as Accession #0000091155-98-573.

The Registrant's Annual Reports for series whose fiscal year ended December 31, 1997 and the Report of Independent Auditors dated February 10, 1998 are incorporated by reference to the Definitive 30b2-1 filed on March 10, 1998 as Accession #0000091155-98-157.

The Registrant's Annual Reports for series whose fiscal year ended April 30, 1998 and the Report of Independent Auditors dated June 12,1998 are incorporated by reference to the Definitive 30b2-1 filed on July 9,1998 as Accession #0000091155-98-444.

(b) Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(1) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles  of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 dated October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29, 1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49.

(2) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(3) Not Applicable.

(4) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(5) (a) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

    (b) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995.

    (c) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

    (d) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

    (e)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(6) (a) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

     (b) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

     (c) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference
To Post-Effective Amendment No. 49.

(7) Not Applicable.

8 (a) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

   (b) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

9 (a)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

   (b)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(10)  Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(11)  To be filed by amendment.

(12) Not Applicable

(13)  Not Applicable

(14)  Not Applicable

(15) (a) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37'

    (b) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

    (c) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

    (d) Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment
No. 49.

(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 22 as filed on May 1,
1989.

(17) Filed herein.

(18) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No.50 to Registration Statement.

 Item 25 Persons Controlled by or Under Common Control with Registrant

None.



Item 26.	Title of Class	Number of Record Holders
					As of November 9, 1998
Smith Barney
Investment Grade Bond Fund
 		Class A			12,778
		Class B			12,583
		Class C			844
		Class Y			3

Smith Barney
Government Securities Fund
		Class A			20,254
		Class B			5,584
		Class C			228
		Class Y			10

Smith Barney
Contrarian Fund
		Class A			11,433
		Class B			29,109
		Class C			3,094
		Class Y			5
		Class Z			1

Smith Barney
Special Equities Fund
		Class A			17,530
		Class B			24,063
		Class C			1,657
		Class Y			5
		Class Z			1

Concert
Peachtree Growth Fund
		Class A			118
		Class B			241
		Class C			33
		Class Y			6

Smith Barney Hansberger Global Small Cap
Value Fund
		Class A			632
		Class B			1,489
		Class C			412
		Class Y			2

Smith Barney Hansberger Global Value Fund
		Class A			1,996
		Class B			4,621
		Class C			1,244
		Class Y			8

Item  27.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 28(a).  Business and Other Connections of
Investment Adviser

Investment Adviser -Mutual Management Corp.("MMC") formerly Smith Barney Mutual Funds Management Inc.

MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings")(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").The list required by this
Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers
Act (SEC File No. 801-8314).

Item 29.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect (Folio 200, CitiSelect (Folio 300, CitiSelect (Folio 400, and CitiSelect (Folio 500.
CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street Series Fund
Puerto Rico Daily Liquidity Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands
Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda).
Zenix Income Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc.
Salomon Brothers Investors Fund Inc.
Salomon Brothers Capital Fund Inc.
Salomon Brothers Series Funds Inc.
Salomon Brothers Institutional Series Funds Inc.
Salomon Brothers Variable Series Funds Inc.

The information required by this Item 29 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 30.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(6) CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 31. Management Services

	Not Applicable.

Item 32. Undertakings

(a) Not applicable

(b) Not applicable

(c) The Registrant hereby undertakes to furnish to each person to whom a prospectus of any series of the Registrant is delivered a copy of the Registrant's latest annual report, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 12th day of November, 1998.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title					Date

/s/ Heath B. McLendon	Chairman of the Board		11/12/98
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer			11/12/98
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director			11/12/98
Paul R. Ades

/s/ Herbert Barg*	 		Director			11/12/98
Herbert Barg

/s/ Dwight B. Crane*		Director			11/12/98
Dwight B. Crane

/s/ Frank Hubbard*		Director			11/12/98
Frank Hubbard

 /s/ Jerome Miller**		Director			11/12/98
Jerome Miller

/s/ Ken Miller*			Director			11/12/98
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS


Exhibit No.			Description of Exhibit

(17) Financial Data Schedule

Cover page


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